Investments (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investments beginning	$ 1,358	$ 1,566
Investments	22	24
Restructuring, capital decrease and others	(12)	1
Results in equity-accounted investments	(627)	(304)
CTA	318	(112)
OCI	(261)	267
Dividends	(139)	(82)
Investments ending	659	1,358
Restructuring, capital decrease and others	12	(1)
Compania Mega S.A. MEGA [Member]
IfrsStatementLineItems [Line Items]
Investments beginning	119	149
Results in equity-accounted investments	60	4
CTA	1	1
Dividends	(17)	(35)
Investments ending	163	119
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Investments beginning	873	1,016
Investments	9	12
Restructuring, capital decrease and others	(12)	1
Results in equity-accounted investments	(752)	(302)
CTA	323
OCI	(261)	266
Dividends	(5)	(4)
Investments ending	175	873
Restructuring, capital decrease and others	12	(1)
Other Associates [Member]
IfrsStatementLineItems [Line Items]
Investments beginning	873
Investments	9
Restructuring, capital decrease and others	(12)
Results in equity-accounted investments	(752)
CTA	323	(114)
OCI	(261)
Dividends	(5)
Investments ending	175	873
Restructuring, capital decrease and others	12
MP Gulf of Mexico, LLC [Member]
IfrsStatementLineItems [Line Items]
Investments beginning	340	374
Results in equity-accounted investments	75	(3)
CTA	1	(1)
Dividends	(118)	(30)
Investments ending	298	340
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments beginning	22	23
Investments	13	12
Results in equity-accounted investments	(10)	(3)
CTA	(6)	2
OCI		1
Dividends	1	(13)
Investments ending	20	22
Other investment [member]
IfrsStatementLineItems [Line Items]
Investments beginning	4	4
CTA	(1)
Investments ending	3	4
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Investments beginning	481	546
Investments	13	12
Restructuring, capital decrease and others
Results in equity-accounted investments	125	(2)
CTA	(4)	2
OCI		1
Dividends	(134)	(78)
Investments ending	481	481
Restructuring, capital decrease and others